SUBSEQUENT EVENT (Details Narrative) - USD ($)						1 Months Ended			6 Months Ended
	Jul. 20, 2021	Feb. 05, 2021	Feb. 04, 2021	Jan. 15, 2021	Jan. 07, 2021	Feb. 28, 2021	Jan. 31, 2021	Jan. 27, 2021	Jun. 30, 2021	Jan. 14, 2021	Jan. 13, 2021	Jan. 04, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Exercise price of warrants									$ 0.048
Principal amount									$ 184,124				$ 738,850
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)									30,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Unsecured convertible note, percentage										10.00%		10.00%
Principal amount		$ 1,282,400	$ 5,300,000	$ 1,230,000	$ 5,300,000					$ 5,350,000		$ 5,350,000
Conversion of common stock, description						The Feb 2021 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of 61% of the average of the two lowest (2) day trading prices for common stock during the fifteen (15) trading day period prior to the conversion date.	The Jan 2021 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of 61% of the average of the two lowest (2) day trading prices for common stock during the fifteen (15) trading day period prior to the conversion date
Common stock upon conversion issued, shares (in Shares)		908,118	868,175	14,025,851	4,062,044
Accrued interest		$ 556,400	$ 265,000	$ 733,600	$ 265,000
Fund amount received											$ 5,000,000
Price per share (in Dollars per share)								$ 0.0599
Other fees		$ 100,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Aggregate of shares (in Shares)								52,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of share issued									178,333,334
Issuance of preferred shares for services (in Shares)									1,000,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of share issued	30,000,000
Exercise price of warrants	$ 0.0001
Aggregate of shares (in Shares)								83,333,334
Gross proceeds								$ 500,000,000
Issuance of preferred shares for services (in Shares)		1,000,000
Warrant [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)								31,333,334
Price per share (in Dollars per share)								$ 0.06